Business Acquisitions - Summary of Notes Payable in Business Combination (Detail) $ in Millions	12 Months Ended
Dec. 31, 2018 CAD ($)
Disclosure of Notes Payable in Business Combination [abstract]
Balance, beginning of the year	$ 58.8
Additions for acquisitions in the year	55.6
Other adjustments	(0.2)
Payments	(42.0)
Interest	0.9
Impact of foreign exchange	3.0
Total notes payable	$ 76.1